united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.,

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 4/30

Date of reporting period: 7/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2017
Shares		Value
	COMMON STOCK - 60.3%
	AEROSPACE/DEFENSE - 3.1%
692	Lockheed Martin Corp.	$ 202,154
1,371	Northrop Grumman Corp.	360,751
1,199	Raytheon Co.	205,952
		768,857
	AIRLINES - 0.7%
4,012	Hawaiian Holdings, Inc. *	166,097

	BANKS - 11.8%
6,889	Citigroup, Inc.	471,552
7,651	Comerica, Inc.	553,244
2,788	Cullen/Frost Bankers, Inc.	253,095
2,817	First Republic Bank	282,630
881	Golden Sachs Group, Inc.	198,516
5,123	IBERIABANK Corp.	414,195
3,908	Morgan Stanley	183,285
4,969	Popular, Inc.	209,394
2,240	SVB Financial Group *	399,706
		2,965,617
	COMMERCIAL SERVICES - 5.3%
2,040	Aaron's, Inc.	94,411
1,866	Automatic Data Processing, Inc.	221,886
3,354	Euronet Worldwide, Inc. *	324,030
1,320	MarketAxess Holdings, Inc.	267,815
2,002	PayPal Holdings, Inc. *	117,217
4,742	Vantiv, Inc. *	301,354
		1,326,713
	COMPUTERS - 3.9%
16,993	Barracuda Networks, Inc. *	381,833
2,243	CACI International, Inc. *	280,599
2,917	Check Point Software Technologies Ltd. *	308,560
		970,992
	DISTRIBUTION/WHOLESALE - 1.2%
9,485	HD Supply Holding LP *	308,168

	DIVERSIFIED FINANCIAL SERVICES - 9.5%
571	Affiliated Managers Group, Inc.	106,109
1,684	Alliance Data Systems Corp.	406,568
1,409	AllianceBernstein Holding LP	34,873
1,029	CBOE Holdings, Inc.	97,272
2,600	CME Group, Inc.	318,812
4,990	E*TRADE Financial Corp. *	204,590
8,211	Intercontinental Exchange, Inc.	547,756
834	Mastercard, Inc.	106,585
5,604	Nasdaq, Inc.	416,770
7,607	Waddell & Reed Financial, Inc.	157,237
		2,396,572
	FOOD - 0.8%
4,691	Mondelez International, Inc.	206,498

	GAS - 0.0%
784	Hong Kong & China Gas Co. Ltd.	1,484

	HEALTHCARE - PRODUCTS - 0.8%
515	Becton Dickinson and Co.	103,721
1,219	Medtronic PLC	102,360
		206,081
	INSURANCE - 4.9%
5,897	American International Group, Inc.	385,959
1,612	Arch Capital Group Ltd. *	156,783
7,032	Brown & Brown, Inc.	313,627
5,446	WR Berkley Corp.	375,611
		1,231,980

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Shares		Value
	INTERNET - 3.4%
897	Alibaba Group Holding Ltd. ADR *	$ 138,990
38	Amazon.com, Inc. *	37,536
818	Facebook, Inc. *	138,447
9,159	Mimecast Ltd. *	257,002
3,302	Proofpoint, Inc. *	281,463
		853,438
	OIL & GAS - 1.6%
6,955	Marathon Petroleum Corp.	389,411

	PHARMACEUTICALS - 0.4%
52,413	Sorrento Therapeutics, Inc. *	102,206

	REITS - 1.7%
4,031	Mid-America Apartment Communities, Inc.	417,330

	RETAIL - 1.1%
4,983	Starbucks Corp.	268,982

	SAVINGS & LOANS - 0.4%
5,130	Banc of California, Inc.	105,422

	SEMICONDUCTORS - 0.3%
518	NVIDIA Corp.	84,180

	SOFTWARE - 9.2%
3,170	CommVault Systems, Inc. *	188,774
1,425	Fair Issac Corp.	203,134
23,896	First Data Corp. *	445,890
3,080	Fiserv, Inc. *	395,780
322	Jack Henry & Associates, Inc.	34,557
1,277	Microsoft Corp.	92,838
978	ServiceNow, Inc. *	108,020
3,298	SS&C Technologies Holdings, Inc.	127,831
6,257	Tableau Software, Inc. *	403,264
938	Take-Two Interactive Software, Inc. *	74,552
5,988	Verint Systems, Inc. *	237,424
		2,312,064
	TELECOMMUNICATIONS - 0.2%
3,226	Frontier Communications Corp.	49,384

	TOTAL COMMON STOCK (Cost - $14,433,727)	15,131,476

	HEDGE FUND - 16.4%
36,932	Discovery Multi Manager Fund > (Cost- $3,771,057)	4,107,321

	MUTUAL FUNDS - 23.1%
	EQUITY FUNDS - 23.1%
598,090	Crow Point Alternative Income Fund - Class I #	4,946,206
99,598	Crow Point Defined Risk Global Equity Fund - Class I #	855,550
	TOTAL EQUITY FUNDS (Cost - $5,817,230)	5,801,756

	EXCHANGE TRADED FUNDS - 7.0%
	COMMODITY FUND - 0.3%
611	SPDR Gold Shares *	73,778

	EQUITY FUNDS - 6.7%
1,921	Global X Silver Miners ETF	66,467
1,201	iShares MSCI EAFE ETF	383,227
9,403	SPDR Energy Select Sector Fund	626,428
18,854	SPDR S&P Oil & Gas Exploration & Production ETF	613,132
		1,689,254

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,809,393)	1,763,032

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Par Value		Value
	BONDS & NOTES - 0.6%
	COMMERCIAL MBS - 0.3%
$ 67,114	Morgan Stanley Capital I Trust 2006-IQ11, 6.375%, 10/15/42 ~	$ 67,166

	HOME EQUITY ABS - 0.0%
3,865	Residential Asset Securities Corp., 3.87%, 5/25/33 ~	3,906

	OTHER ABS - 0.3%
69,051	Diversified Asset Securitization Holdings II LP, 1.621%, 9/15/35 ^ > ~	69,051
2,581	GSAMP Trust 2005 - SEA2, 1.341%, 1/25/45 ^ ~	2,578
		71,629

	TOTAL BONDS & NOTES (Cost - $142,876)	142,701

Contracts **
	PURCHASED CALL OPTIONS * - 0.0%
4	Tesla, Inc.
	Expiration August 2017, Exercise Price $340.00	3,180
	TOTAL PURCHASED CALL OPTIONS (Cost - $6,608)

	TOTAL INVESTMENTS - 107.4% (Cost - $25,980,891) (a)	$ 26,949,466
	SECURITIES SOLD SHORT - (26.1) % (Proceeds - $6,615,832) (a)	(6,546,954)
	WRITTEN OPTIONS - (0.1) % (Proceeds - $16,159) (a)	(15,841)
	OTHER ASSETS LESS LIABILITIES - 18.8%	4,725,870
	NET ASSETS - 100.0%	$ 25,112,541

Shares
	SECURITIES SOLD SHORT * - 26.1%
	COMMON STOCK - 20.2%
	ADVERTISING - 0.5%
1,548	Omnicom Group, Inc.	121,890

	AUTO MANUFACTURERS - 0.8%
409	Tesla, Inc.	132,299
564	Toyota Motor Corp. ADR	63,642
		195,941
	BANKS - 3.9%
7,279	BankUnited, Inc.	250,543
1,472	BB&T Corp.	69,655
6,181	Citizens Financial Group, Inc.	216,829
11,182	First Horizon National Corp.	194,902
1,048	Signature Bank	145,232
1,871	Washington Trust Bancorp, Inc.	101,876
		979,037
	BEVERAGES - 0.2%
679	Dr. Pepper Snapple Group, Inc.	61,898

	COMMERCIAL SERVICES - 1.1%
3,779	Laureate Education, Inc.	64,319
10,236	Western Union Co.	202,161
		266,480
	COMPUTERS - 2.7%
19,048	Brocade Communications Systems, Inc.	240,576
3,104	International Business Machines Corp.	449,056
		689,632
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
474	BlackRock, Inc.	202,175
5,168	Greenhill & Co., Inc.	95,608
5,407	OneMain Holdings, Inc.	144,583
2,218	Piper Jaffray Cos.	138,403
		580,769
	INVESTMENT COMPANIES - 0.2%
1,102	Oaktree Capital Group LLC	53,337

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Shares		Value
	MEDIA - 0.2%
1,478	Scholastic Corp.	$ 61,234

	MISCELLANEOUS MANUFACTURING - 2.1%
20,375	General Electric Co.	521,804

	OIL & GAS - 0.7%
629	Chevron Corp.	68,681
807	Exxon Mobil Corp.	64,592
488	Occidental Petroleum Corp.	30,222
		163,495
	REITS - 0.9%
4,462	American Campus Communities, Inc.	213,908

	RETAIL - 1.2%
7,314	Barnes & Noble Education, Inc.	52,880
1,999	Burlington Stores, Inc.	173,973
181	Chipotle Mexican Grill, Inc.	62,222
		289,075
	SAVINGS & LOANS - 0.3%
2,731	BofI Holding Inc.	76,113

	SEMICONDUCTORS - 2.1%
15,049	Intel Corp.	533,788

	TELECOMMUNICATIONS - 1.0%
7,916	Cisco Systems, Inc.	248,958

	TOTAL COMMON STOCK (Proceeds - $5,037,655)	5,057,359

	EXCHANGE TRADED FUNDS - 5.9%
	COMMODITY FUND - 4.1%
3,143	ProShares Ultra Bloomberg Crude Oil	54,468
1,091	ProShares UltraPro QQQ	119,934
13,968	United States Natural Gas Fund LP	88,278
19,205	United States Oil Fund LP ETN	197,427
4,365	VelocityShares 3x Inverse Natural Gas ETN	125,930
6,111	VelocityShares 3x Inverse Silver ETN linked to S&P GSCI Silver Inverse Index ETN	156,380
8,643	VelocityShares 3x Long Natural Gas ETN	93,949
15,975	VelocityShares 3x Long Silver ETN linked to the S&P GSCI Silver Index ETN	193,138
		1,029,504
	EQUITY FUNDS - 1.8%
2,357	Direxion Daily Financial Bull 3X Shares	123,224
14,531	iPATH S&P 500 VIX Short-Term Futures ETN	163,183
2,448	iShares MSCI Canada ETF	68,299
1,905	SPDR Consumer Staples Select Sector Fund	105,385
		460,091

	TOTAL EXCHANGE TRADED FUNDS (Proceeds - $1,578,177)	1,489,595

	SECURITIES SOLD SHORT (Proceeds - $6,615,832)(a)	6,546,954

Contracts **
	WRITTEN CALL OPTIONS * - 0.1%
4	Alibaba Group Holding Ltd.
	Expiration August 2017, Exercise Price $172.50	376
5	Alliance Data Systems Corp.
	Expiration August 2017, Exercise Price $250.00	900
3	Becton Dickinson & Co.
	Expiration August 2017, Exercise Price $210.00	228
13	CME Group, Inc.
	Expiration August 2017, Exercise Price $125.00	1,170

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017
Contracts **		Value
13	Comerica, Inc.
	Expiration August 2017, Exercise Price $75.00	$ 559
4	Facebook, Inc.
	Expiration August 2017, Exercise Price $177.50	308
7	Fair Isaac Corp.
	Expiration August 2017, Exercise Price $145.00	2,415
20	Fiserv, Inc.
	Expiration August 2017, Exercise Price $130.00	3,200
6	Lockheed Martin Corp.
	Expiration August 2017, Exercise Price $300.00	450
5	NVIDIA Corp.
	Expiration August 2017, Exercise Price $185.00	980
8	Raytheon Co.
	Expiration August 2017, Exercise Price $175.00	800
4	ServiceNow, Inc.
	Expiration August 2017, Exercise Price $114.00	420
15	Tableau Software, Inc.
	Expiration August 2017, Exercise Price $70.00	2,175
8	US Concrete, Inc
	Expiration August 2017, Exercise Price $82.50	960
20	Vantiv, Inc.
	Expiration August 2017, Exercise Price $70.00	900
	TOTAL WRITTEN CALL OPTIONS (Proceeds - $16,159) (a)	15,841

*	Non-income producing security.
#	Affiliated Investment Company.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a fair value of $71,629 and 0.3% of net assets.
>	The value of this security has been determined in good faith under the policies of the Board of Trustees. The value of such securities is $4,153,935 or 14.7% of net assets.
Security restricted as to resale.
~	Floating rate or step coupon security - interest rate shown reflects the rate currently in effect.
**	Each option contract allows the holder of the option to purchase and sell 100 shares of the underlying security.
ADR	- American Depositary Receipt
ETF	- Exchange Traded Fund
ETN	- Exchange Traded Note
LLC	- Limited Liability Company
LP	- Limited Partnership
PLC	- Public Limited Company
REITS	- Real Estate Investment Trusts

(a)	Represents cost for financial reporting purposes. The cost for federal income tax purposes (including securities sold short and written options) is $19,527,105 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 971,680
	Unrealized depreciation:	(112,114)
	Net unrealized appreciation:	$ 859,566

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2017 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 15,131,476	$ -	$ -	$ 15,131,476
Hedge Fund	-	4,107,321	-	4,107,321
Equity Funds	5,801,756	-	-	5,801,756
Exchange Traded Funds	1,763,032	-	-	1,763,032
Bonds & Notes	-	73,650	69,051	142,701
Purchased Call Options	3,180	-	-	3,180
Total	$ 22,699,444	$ 4,180,971	$ 69,051	$ 26,949,466
Liabilities*	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 6,546,954	$ -	$ -	$ 6,546,954
Written Call Options	15,841	-	-	15,841
Total	$ 6,562,795	$ -	$ -	$ 6,562,795
There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:
EAS Crow Point Alternatives Fund

Beginning Balance April 30, 2017	$ 166,402
Depreciation	(1,432)
Proceeds from Sales	(95,919)
Ending Balance July 31, 2017	$ 69,051

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 security are (1) the review of observed traded levels (2) the review of a broker quote if available (3) matrix pricing mechanism (by observation of peer assets or similar assets). The five drivers of matrix pricing include:

1. Credit rating of the Collateralized Loan Obligation (“CLO”) - which is the primary driver of the CLO price. This is the clearest indication of the bond’s position within the capital structure of the securitization. S&P: AAA, AA+, AA, AA-, A+, A, A-, BBB+, BBB, BBB-, BB+, BB, BB-, B+, B, B-, Equity (unrated). Moody’s: Aaa, Aa1, Aa2, Aa3, A1, A2, A3, Baa1, Baa2, Baa3, Ba1, Ba2, Ba3, B1, B2, B3, Equity (unrated). Prices of similarly rated bonds are expected to be similar at the same maturity range.

2. Maturity profile/vintage of the asset. A shorter maturity is associated with lower risk and higher fair value price. A longer bond is associated with higher risk and lower fair value price. Typical range is 0 to 8 years.

3. Manager quality (Big players in the space with track records i.e. Credit Suisse and Alcentra (BNY CLO) – command higher price.)

4. CLO Deal - whether it is a 1.0 Deal (pre-financial crisis) or 2.0 Deal (post-financial crisis). 1.0 deals are priced higher since the trade collateral cannot be tampered with in deals that are out of the “Reinvestment Period”.

5. Deal by deal collateral performance. Change in subordination (change in the level of structural protection). Change in underlying collateral prices. Typical range is $97-$103; more it deviates up from $100, better collateral performance: more it deviates down from $100, lower collateral performance.

Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. During the period ended July 31, 2017, the Fund's unrealized appreciation and realized losses on option contracts subject to equity price risk amounted to $318 and $18,581, respectively.

The following table summarizes the Fund's written option activity:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	10	$ 7,479
Options written	189	35,626
Options closed	(46)	(21,109)
Options expired	(18)	(5,837)
Options outstanding, end of period	135	$ 16,159

The notional value of the derivative instruments outstanding as of July 31, 2017 as disclosed in the Portfolio of Investments and the amounts of realized and unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Fund.

EAS Crow Point Alternatives Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2017

Foreign Securities – The Fund may invest in foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund’s currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/25/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/25/17

By

*/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 9/25/17